Interest Income and Expense (Summary of Interest Income and Expense by Basis of Accounting Classification) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	$ 93,389	$ 80,674
Interest expense	62,917	50,730
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	323	291
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	84,324	72,403
Financial assets amortized cost [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	80,581	69,088
Interest expense	50,382	41,059
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	3,743	3,315
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income (Expense) [Line Items]
Interest income	8,742	7,980
Interest expense	$ 12,535	$ 9,671